ORGANIZATION OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
ORGANIZATION OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)
Schedule of assets and liabilities
June 30, 2022	Level 1	Level 2	Level 3
Derivative liabilities	$-	$-	$-

December 31, 2021	Level 1	Level 2	Level 3
Derivative liabilities	$-	$-	$1,040,000

December 31, 2021

	Level 1	Level 2	Level 3
Derivative liabilities	$-	$-	$1,040,000

December 31, 2020

	Level 1	Level 2	Level 3
Derivative liabilities	$-	$-	$-